EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The partnership has investments in joint arrangements that are joint ventures, and also has investments in associates. Joint ventures hold individual commercial properties and portfolios of commercial properties and developments that the partnership owns together with co-owners where decisions relating to the relevant activities of the joint venture require the unanimous consent of the co-owners. Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Joint ventures
London Mixed-use District	Property holding company	United Kingdom	50%	50%	$3,192	$3,529
Midtown New York Mixed-use Complex	Property holding company	United States	56%	56%	2,518	2,396
U.S. Retail JV Pool A	Property holding company	United States	50%	50%	1,848	1,810
Honolulu Shopping Center	Property holding company	United States	50%	50%	1,507	1,939
U.S. Retail JV Pool B	Property holding company	United States	51%	51%	1,132	1,140
U.S. Retail JV Pool C	Property holding company	United States	50%	50%	737	679
Bryant Park Office Tower	Property holding company	United States	50%	50%	719	702
Las Vegas Mall A	Property holding company	United States	50%	50%	702	856
U.S. Retail JV Pool D	Property holding company	United States	48%	48%	646	612
Las Vegas Mall B	Property holding company	United States	50%	50%	625	455
Other(1)	Various	Various	15% - 68%	15% - 68%	5,778	6,361
					19,404	20,479
Associates
Other	Various	Various	16% - 50%	13% - 50%	539	328
					539	328
Total					$19,943	$20,807
(1)Other joint ventures consists of approximately 50 joint ventures, each of which has a carrying value below $500 million.

The following table presents the change in the balance of the partnership’s equity accounted investments as of December 31, 2022 and 2021:

(US$ Millions) Years ended Dec. 31,	2022	2021
Equity accounted investments, beginning of year	$20,807	$19,719
Additions	100	698
Disposals and return of capital distributions	(967)	(459)
Share of net (losses) earnings from equity accounted investments	826	1,020
Distributions received	(263)	(172)
Foreign currency translation	(578)	(145)
Reclassification from (to) assets held for sale	(276)	(210)
Impact of change in accounting basis(1)	(706)	—
Manager Reorganization(2)	1,061	—
Other comprehensive income and other	(61)	356
Equity accounted investments, end of year	$19,943	$20,807
(1)The current year includes the impact of change in accounting basis of assets that were accounted for under the equity method which are now accounted for as financial assets.
(2)See Note 32, Related Parties for further information on the Manager Reorganization.
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Dec. 31, 2022			Dec. 31, 2021
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office	Discounted cash flow	6.4%	4.9%	11	6.0%	4.7%	11
Core Retail	Discounted cash flow	6.6%	4.9%	10	6.3%	4.9%	10
LP Investments(1)	Discounted cash flow	7.8%	5.5%	10	6.9%	5.6%	10
(1)The valuation method used to value multifamily investments is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2022 and 2021:

	Dec. 31, 2022
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
London Mixed-use District	$879	$11,709	$972	$5,232	$6,384
Midtown New York Mixed-use Complex	198	8,132	276	3,558	4,496
U.S. Retail JV Pool A	158	5,777	253	1,985	3,697
Honolulu Shopping Center	100	5,352	40	2,397	3,015
U.S. Retail JV Pool B	210	5,587	1,348	2,230	2,219
U.S. Retail JV Pool C	43	2,219	45	663	1,554
Bryant Park Office Tower	67	2,636	23	1,240	1,440
Las Vegas Mall A	22	2,231	16	833	1,404
U.S. Retail JV Pool D	28	1,833	508	—	1,353
Las Vegas Mall B	22	2,220	15	979	1,248
Other	1,912	25,951	3,283	10,603	13,977
	3,639	73,647	6,779	29,720	40,787
Associates
Other	183	2,705	109	1,057	1,722
	183	2,705	109	1,057	1,722
Total	$3,822	$76,352	$6,888	$30,777	$42,509

	Dec. 31, 2021
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
London Mixed-use District	$1,276	$13,213	$1,242	$6,187	$7,060
Midtown New York Mixed-use Complex	229	8,434	153	4,231	4,279
U.S. Retail JV Pool A	249	5,763	122	2,269	3,621
Honolulu Shopping Center	131	5,695	52	1,895	3,879
U.S. Retail JV Pool B	353	5,508	231	3,396	2,234
U.S. Retail JV Pool C	52	2,100	44	669	1,439
Bryant Park Office Tower	73	2,593	20	1,238	1,408
Las Vegas Mall A	23	2,538	19	829	1,713
U.S. Retail JV Pool D	40	1,763	49	471	1,283
Las Vegas Mall B	56	1,867	40	974	909
Other	1,827	27,422	1,861	11,866	15,522
	4,309	76,896	3,833	34,025	43,347
Associates
Other	180	1,253	81	796	556
	180	1,253	81	796	556
Total	$4,489	$78,149	$3,914	$34,821	$43,903
Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2022, 2021 and 2020 is set out below:

	Year ended December 31, 2022
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net (loss) income	Other compre- hensive (loss)income	Partnership’s share of net income	Distributions received
Joint ventures
London Mixed-use District	$582	$477	$(61)	$89	$133	$23	$66	$—
Midtown New York Mixed-use Complex	282	227	515	91	661	120	370	34
U.S. Retail JV Pool A	343	107	(96)	—	140	1	70	—
Honolulu Shopping Center	261	195	(405)	—	(339)	30	(170)	—
U.S. Retail JV Pool B	467	348	(148)	5	(24)	6	(12)	—
U.S. Retail JV Pool C	152	81	77	—	148	—	74	11
Bryant Park Office Tower	157	88	9	—	78	—	39	20
Las Vegas Mall A	106	56	(321)	—	(271)	—	(135)	8
U.S. Retail JV Pool D	88	46	47	—	89	—	43	4
Las Vegas Mall B	108	69	344	—	383	—	192	1
Other	2,138	1,683	120	42	618	289	285	185
	4,684	3,377	81	227	1,616	469	822	263
Associates
Other	230	244	8	—	(6)	69	4	—
	230	244	8	—	(6)	69	4	—
Total	$4,914	$3,621	$89	$227	$1,610	$538	$826	$263
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2021
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
London Mixed-use District	$607	$453	$60	$42	$256	$2	$128	$2
Midtown New York Mixed-use Complex	350	225	101	—	226	72	127	48
U.S. Retail JV Pool A	329	220	92	—	201	—	100	—
Honolulu Shopping Center	241	154	121	—	208	—	104	3
U.S. Retail JV Pool B	458	347	(46)	4	69	—	35	—
U.S. Retail JV Pool C	138	88	(13)	—	37	—	19	2
Bryant Park Office Tower	151	86	47	—	112	—	56	27
Las Vegas Mall A	98	54	63	—	107	—	53	8
U.S. Retail JV Pool D	80	37	121	—	164	—	78	1
Las Vegas Mall B	93	75	61	—	79	—	40	—
Other	1,825	1,576	424	89	762	301	330	81
	4,370	3,315	1,031	135	2,221	375	1,070	172
Associates
Other	103	174	(8)	7	(72)	949	(50)	—
	103	174	(8)	7	(72)	949	(50)	—
Total	$4,473	$3,489	$1,023	$142	$2,149	$1,324	$1,020	$172
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2020
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
London Mixed-use District	$619	$377	$(713)	$19	$(452)	$(4)	$(226)	$4
Honolulu Shopping Center	269	158	(279)	—	(168)	—	(84)	9
Midtown New York Mixed-use Complex	259	179	379	—	459	(75)	257	221
U.S. Retail JV Pool A	353	230	(543)	—	(420)	—	(210)	—
U.S. Retail JV Pool B	483	356	(601)	4	(470)	—	(240)	—
Las Vegas Mall A	103	56	(46)	—	1	—	—	8
U.S. Retail JV Pool C	145	80	(222)	—	(157)	—	(78)	6
Bryant Park Office Tower	108	95	121	—	134	—	67	123
U.S. Retail JV Pool D	71	36	(203)	17	(151)	—	(72)	3
Las Vegas Mall B	92	84	(18)	—	(10)	—	(5)	—
Other	1,766	1,299	(480)	44	31	(28)	(68)	244
	4,268	2,950	(2,605)	84	(1,203)	(107)	(659)	618
Associates
Other	92	186	(39)	(2)	(135)	(939)	(90)	—
	92	186	(39)	(2)	(135)	(939)	(90)	—
Total	$4,360	$3,136	$(2,644)	$82	$(1,338)	$(1,046)	$(749)	$618
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

Certain of the partnership’s investment in joint ventures and associates are subject to restrictions over the extent to which they can remit funds to the partnership in the form of the cash dividends or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.